Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Operating expenses:
Research and development	$ 975,583	$ 1,159,505	$ 4,655,863	$ 2,716,544	$ 1,707,367	$ 6,914,756
General and administrative	884,837	1,282,375	3,790,857	2,333,047	823,179	5,035,729
Total operating expenses	1,860,420	2,441,880	8,446,720	5,049,591	2,530,546	11,950,485
Loss from operations	(1,860,420)	(2,441,880)	(8,446,720)	(5,049,591)	(2,530,546)	(11,950,485)
Other income (expense):
Other income (expense)	25,734	(27,714)	(4,507)	(32,356)	84	(36,352)
Total other income (expense), net	25,734	(27,714)	(4,507)	(32,356)	84	(36,352)
Net loss	$ (1,834,686)	$ (2,469,594)	$ (8,451,227)	$ (5,081,947)	$ (2,530,462)	$ (11,986,837)
Net loss per share, basic and diluted (in Dollars per share)	$ (0.12)	$ (0.39)	$ (0.58)	$ (1.61)	$ (1.58)	$ (5.19)
Weighted-average shares used to compute net loss per share, basic and diluted (in Shares)	15,082,771	6,291,690	14,644,796	3,163,225	1,605,734	2,308,704
Pro-forma net loss per share attributable to common stockholders, basic and diluted (unaudited) (in Dollars per share)					$ (1.13)	$ (3.31)
Pro-forma weighted-average shares used to compute pro-forma net loss per share, basic and diluted (unaudited) (in Dollars per share)					$ 2,234,664	$ 3,622,084